UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-02889

ALLIANCEBERNSTEIN GOVERNMENT RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  June 30, 2005

Date of reporting period:  December 31, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN GOVERNMENT RESERVES


AllianceBernstein [LOGO](SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

FUND EXPENSES

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                              BEGINNING            ENDING
                                            ACCOUNT VALUE      ACCOUNT VALUE       EXPENSES PAID       ANNUALIZED
                                             JULY 1, 2004     DECEMBER 31, 2004    DURING PERIOD*    EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,003.19             $5.05              1.00%
Hypothetical (5% return before expenses)        $1,000           $1,020.16             $5.09              1.00%
--------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
     (000)    SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              SPONSORED AGENCY
              OBLIGATIONS-42.4%
              FEDERAL HOME LOAN
              MORTGAGE CORP.-21.8%
$    90,000   1/10/05                                    1.08%   $   89,975,700
     50,000   1/19/05                                    1.16        49,971,000
     30,000   1/11/05                                    1.97        29,983,583
    200,000   2/23/05                               2.06-2.33       199,313,944
    265,000   1/26/05                                    2.14       264,606,180
    250,000   2/04/05                                    2.16       249,490,000
     75,000   2/08/05                                    2.16        74,829,000
    200,000   2/03/05                                    2.17       199,602,167
    150,000   2/01/05                                    2.18       149,718,417
     80,000   1/28/05                                    2.20        79,868,000
     75,000   2/22/05                                    2.28        74,753,000
     45,000   2/25/05                                    2.28        44,843,250
                                                                 --------------
                                                                  1,506,954,241
                                                                 --------------
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-11.4%
     90,000   1/10/05                                    1.08        89,975,700
     50,000   1/18/05                                    1.15        49,972,847
    115,000   1/19/05                                    2.13       114,877,525
    140,000   2/09/05                                    2.18       139,669,367
    270,000   2/11/05 FRN                                2.18       269,993,923
     60,000   1/24/05                                    2.19        59,916,050
     60,000   2/07/05                                    2.24        59,861,867
                                                                 --------------
                                                                    784,267,279
                                                                 --------------
              FEDERAL HOME
              LOAN BANK-9.2%
    120,000   1/14/05                                    2.11       119,908,567
    100,000   1/21/05                                    2.15        99,880,556
    145,000   2/23/05                               2.25-2.32       144,510,412
     90,000   1/19/05                                    2.26        89,898,300
    180,000   2/18/05                                    2.32       179,444,400
                                                                 --------------
                                                                    633,642,235
                                                                 --------------
              Total U.S. Government
              Sponsored Agency
              Obligations
              (amortized cost
              $2,924,863,755)                                     2,924,863,755
                                                                 --------------
              REPURCHASE
              AGREEMENTS-57.6%
              BANK OF AMERICA
    100,000   2.27%, dated 12/08/04,
              due 02/03/05 in the
              amount of $100,359,417
              (cost $100,000,000;
              collateralized by
              $146,358,666
              FHLMCs, 5.50% to
              6.00%, due 05/01/19
              to 01/01/35, value
              $102,000,000) (a)                          2.27       100,000,000
              BANK OF AMERICA
    240,000   2.33%, dated 12/16/04,
              due 01/13/05 in the
              amount of $240,434,933
              (cost $240,000,000;
              collateralized by
              $417,821,926 FHLMCs
              and FNMAs, 2.795%
              to 7.00%, due 12/14/11
              to 12/01/41, value
              $244,800,000) (a)                          2.33       240,000,000
              BNP PARIBAS CORP.
     85,000   2.32%, dated 12/21/04,
              due 02/22/05 in the
              amount of $85,345,100
              (cost $85,000,000;
              collateralized by
              $83,780,000 FHLBs
              and FNMAs, 1.30%
              to 6.96%, due 04/15/05
              to 08/14/07, value
              $86,789,597) (a)                           2.32        85,000,000
              BNP PARIBAS CORP.
    255,000   2.34%, dated 12/27/04,
              due 02/25/05 in the
              amount of $255,994,500
              (cost $255,000,000;
              collateralized by
              $259,484,000 FFCB,
              FHLBs and FNMAs,
              1.45% to 7.25%,
              due 04/22/05 to
              08/07/18, value
              $260,486,172) (a)                          2.34       255,000,000



2




                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              CITIGROUP GLOBAL
              MARKETS
$   180,000   2.25%, dated 12/31/04,
              due 01/03/05 in the
              amount of $180,033,750
              (cost $180,000,000;
              collateralized by
              $276,001,611 FHLMCs
              and FNMAs, 4.00% to
              6.50%, due 04/01/18
              to 11/01/33, value
              $184,451,143)                              2.25%   $  180,000,000
              CS FIRST BOSTON CORP.
     50,000   2.29%, dated 12/22/04,
              due 01/11/05 in the
              amount of $50,063,611
              (cost $50,000,000;
              collateralized by
              $57,921,945 FHLMC
              and FNMAs, 3.50%
              to 6.50%, due 08/01/13
              to 10/01/34, value
              $51,004,506) (a)                           2.29        50,000,000
              CS FIRST BOSTON CORP.
     90,000   2.33%, dated 12/15/04,
              due 02/14/05 in the
              amount of $90,355,325
              (cost $90,000,000;
              collateralized by
              $444,802,108 FHLMC
              and FNMAs, 0.00% to
              6.50%, due 07/01/18
              to 11/01/34, value
              $91,803,996) (a)                           2.33        90,000,000
              CS FIRST BOSTON CORP.
    100,000   2.35%, dated 12/20/04,
              due 02/17/05 in the
              amount of $100,385,139
              (cost $100,000,000;
              collateralized by
              $119,085,479 FHLMCs
              and FNMAs, 4.00% to
              7.50%, due 10/01/09 to
              12/01/34, value
              $102,004,331) (a)                          2.35       100,000,000
              DEUTSCHE BANK
    285,000   2.28% to 2.37%, dated
              12/15/04 to 12/29/04,
              due 01/27/05 to 02/24/05
              in the amount of
              $285,796,119
              (cost $285,000,000;
              collateralized by
              $645,780,005 FHLMCs
              and GNMA, 5.00% to
              7.50%, due 02/01/11
              to 02/15/34, value
              $290,700,000) (a)                          2.28       285,000,000
              DRESDNER BANK
     40,000   2.20%, dated 12/31/04,
              due 01/03/05 in the
              amount of $40,007,333
              (cost $40,000,000;
              collateralized by
              $40,325,000 FHLB
              and FNMA, 3.125%
              to 4.125%, due 01/14/05
              to 12/15/07, value
              $40,804,877)                               2.20        40,000,000
              GOLDMAN SACHS & CO.
     50,000   2.22%, dated 12/07/04,
              due 01/06/05 in the
              amount of $50,092,500
              (cost $50,000,000;
              collateralized by
              $70,112,593 FHLMC
              and FNMA, 5.50%,
              due 02/01/18 to 10/01/34,
              value $51,000,000)                         2.22        50,000,000
              GOLDMAN SACHS & CO.
    280,000   2.29% to 2.32%, dated
              12/16/04 to 12/31/04,
              due 01/03/05 to 02/14/05
              in the amount of
              $280,751,842
              (cost $280,000,000;
              collateralized by
              $364,686,300 FHLMCs
              and FNMAs, 5.50% to
              6.50%, due 11/01/17 to
              01/01/35,value
              $285,600,000) (a)                          2.32       280,000,000


3


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              GREENWICH CAPITAL
$   180,000   2.30%, dated 12/31/04,
              due 01/03/05 in the
              amount of $180,034,500
              (cost $180,000,000;
              collateralized by
              $288,273,336 FHLMCs
              and FNMAs, 0.00%,
              due 02/15/19 to 07/01/44,
              value $183,601,263)                        2.30%   $  180,000,000
              LEHMAN BROTHERS, INC.
    130,000   2.25%, dated 12/06/04,
              due 02/07/05 in the
              amount of $130,511,875
              (cost $130,000,000;
              collateralized by
              $170,251,053 FNMAs,
              0.00%, due 11/01/25
              to 12/01/34, value
              $132,594,657) (a)                          2.25       130,000,000
              LEHMAN BROTHERS, INC.
    200,000   2.32%, dated 12/21/04,
              due 02/22/05 in the
              amount of $200,312,000
              (cost $200,000,000;
              collateralized by
              $293,959,214
              FHLMCs and FNMAs,
              0.00%, due 08/01/07 to
              01/01/37, value
              $203,986,241) (a)                          2.32       200,000,000
              MERRILL LYNCH
              & CO., INC.
     50,000   2.25%, dated 12/06/04,
              due 02/03/05 in the
              amount of $50,184,375
              (cost $50,000,000;
              collateralized by
              $85,609,241 FHLMCs
              and FNMAs, 4.50% to
              8.50%, due 06/01/19
              to 01/01/35, value
              $51,000,771) (a)                           2.25        50,000,000
              MERRILL LYNCH
              & CO., INC.
     95,000   2.26%, dated 11/29/04,
              due 01/28/05 in the
              amount of $95,357,833
              (cost $95,000,000;
              collateralized by
              $155,707,797 FHLMCs
              and FNMAs, 4.50% to
              6.50%, due 10/01/13
              to 01/01/35, value
              $96,903,831) (a)                           2.26        95,000,000
              MERRILL LYNCH
              & CO., INC.
     30,000   2.28%, dated 12/15/04,
              due 01/05/05 in the
              amount of $30,039,900
              (cost $30,000,000;
              collateralized by
              $45,958,053 FHLMCs
              and FNMAs, 4.50% to
              8.50%, due 05/01/18
              to 11/01/34, value
              $30,602,924)                               2.28        30,000,000
              MERRILL LYNCH
              & CO., INC.
    165,000   2.35%, dated 12/16/04,
              due 02/16/05 in the
              amount of $165,667,792
              (cost $165,000,000;
              collateralized by
              $235,979,427 FHLMCs
              and FNMAs, 4.50% to
              8.50%, due 12/01/15
              to 01/01/35, value
              $168,301,021) (a)                          2.35       165,000,000
              MORGAN STANLEY
              DEAN WITTER
    340,000   2.24% to 2.29%, dated
              12/09/04 to 12/30/04,
              due 01/07/05 to 01/27/05
              in the amount of
              $340,581,339 (cost
              $340,000,000;
              collateralized by
              $406,308,887 FHLMCs
              and FNMAs, 2.75% to
              6.50%, due 06/01/10
              to 10/01/42, value
              $346,800,057) (a)                          2.29       340,000,000


4


                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              NOMURA
$   210,000   2.31%, dated 12/30/04,
              due 01/31/05 in the
              amount of $210,431,200
              (cost $210,000,000;
              collateralized by
              $257,894,851 FFCB,
              FHLBs, FHLMCs and
              FNMAs, 1.45% to
              7.25%, due 04/22/05
              to 12/01/34, value
              $214,200,000) (a)                          2.31%   $  210,000,000
              NOMURA
    130,000   2.34%, dated 12/17/04,
              due 02/17/05 in the
              amount of $130,523,900
              (cost $130,000,000;
              collateralized by
              $168,989,986 FNMAs,
              6.00%, due 04/01/34
              to 11/01/34, value
              $132,600,000) (a)                          2.34       130,000,000
              UBS WARBURG
     60,000   2.17%, dated 11/17/04,
              due 01/18/05 in the
              amount of $60,224,233
              (cost $60,000,000;
              collateralized by
              $93,830,000 FNMA,
              0.00%, due 03/01/34,
              value $61,200,645) (a)                     2.17        60,000,000
              UBS WARBURG
    145,000   2.34%, dated 12/15/04,
              due 02/15/05 in the
              amount of $145,584,350
              (cost $145,000,000;
              collateralized by
              $235,970,000 FNMAs,
              0.00%, due 07/01/33
              to 10/01/33, value
              $147,902,297) (a)                          2.34       145,000,000
              UBS WARBURG
     45,000   2.36%, dated 12/22/04,
              due 02/18/05 in the
              amount of $45,171,100
              (cost $45,000,000;
              collateralized by
              $68,020,000 FNMAs,
              0.00%, due 07/01/33
              to 01/01/34, value
              $45,901,851) (a)                           2.36        45,000,000
              UBS WARBURG
     95,000   2.38%, dated 12/27/04,
              due 02/25/05 in the
              amount of $95,376,833
              (cost $95,000,000;
              collateralized by
              $468,282,256 FNMAs,
              0.00%, due 04/01/29
              to 01/01/34, value
              $96,900,211) (a)                           2.38        95,000,000
              WACHOVIA SECURITIES LLC
    163,000   2.33%, dated 12/29/04,
              due 01/31/05 in the
              amount of $163,348,141
              (cost $163,000,000;
              collateralized by
              $291,226,207
              FHLBs, FHLMCs
              and FNMAs, 2.65% to
              8.00%, due 02/06/07
              to 05/01/34, value
              $166,260,001) (a)                          2.33       163,000,000
              WACHOVIA SECURITIES LLC
    100,000   2.36%, dated 12/27/04,
              due 01/25/05 in the
              amount of $100,190,111
              (cost $100,000,000;
              collateralized by
              $266,728,020 FHLBs,
              FHLMCs, FNMAs and
              GNMAs, 3.333% to
              8.50%, due 06/08/09
              to 09/01/34, value
              $102,003,377) (a)                          2.36       100,000,000
              WACHOVIA SECURITIES LLC
     80,000   2.42%, dated 12/22/04,
              due 02/24/05 in the
              amount of $80,344,178
              (cost $80,000,000;
              collateralized by
              $206,211,642 FHLBs,
              FHLMCs and FNMAs,
              2.59% to 9.00%, due
              08/21/06 to 05/01/33,
              value $81,600,001) (a)                     2.42        80,000,000
                                                                 --------------


5


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

                                                                          VALUE
-------------------------------------------------------------------------------
              Total Repurchase
              Agreements
              (amortized cost
              $3,973,000,000)                                    $3,973,000,000
                                                                 --------------
              TOTAL INVESTMENTS-100.0%
              (amortized cost
              $6,897,863,755)                                    $6,897,863,755
              Other assets less
              liabilities-0.0%                                          200,233
                                                                 --------------
              NET ASSETS-100%                                    $6,898,063,988
                                                                 ==============


(a)  Repurchase agreements which are terminable within 7 days.

Glossary of Terms:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

See notes to financial statements.


6


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,924,863,755)      $2,924,863,755
  Repurchase agreements, at value (cost $3,973,000,000)           3,973,000,000
  Cash                                                                6,108,312
  Interest receivable                                                 3,817,341
  Receivable for capital stock sold                                     932,938
                                                                 --------------
  Total assets                                                    6,908,722,346
                                                                 --------------
LIABILITIES
  Payable for capital stock redeemed                                  4,035,002
  Advisory fee payable                                                2,357,016
  Distribution fee payable                                            1,462,359
  Administrative fee payable                                          1,124,622
  Transfer Agent fee payable                                            971,448
  Accrued expenses                                                      707,911
                                                                 --------------
  Total liabilities                                                  10,658,358
                                                                 --------------
NET ASSETS                                                       $6,898,063,988
                                                                 ==============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $    6,898,515
  Additional paid-in capital                                      6,891,184,928
  Accumulated net realized loss on investment transactions              (19,455)
                                                                 --------------
                                                                 $6,898,063,988
                                                                 ==============
NET ASSET VALUE PER SHARE
  (based on 6,898,515,171 shares outstanding)                             $1.00
                                                                          =====


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 57,461,901

EXPENSES
  Advisory fee (Note B)                             16,321,835
  Distribution fee (Note C)                          8,801,629
  Administrative services (Note C)                   6,657,802
  Transfer agency (Note B)                           3,797,459
  Printing                                             678,077
  Custodian fees                                       336,774
  Registration fees                                    273,635
  Legal fees                                            18,821
  Audit fees                                            13,787
  Trustees' fees                                        10,000
  Miscellaneous                                        124,851
                                                  ------------
  Total expenses                                    37,034,670
  Less: expenses reimbursed (Note B)                (1,828,146)
  Less: expense offset arrangement (Note B)                (10)
                                                  ------------
  Net expenses                                                       35,206,514
                                                                   ------------
NET INCREASE IN NET ASSETSFROM OPERATIONS                          $ 22,255,387
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                             DECEMBER 31, 2004     YEAR ENDED
                                                (UNAUDITED)       JUNE 30, 2004
                                               ==============    ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   22,255,387    $    7,250,276
  Net realized loss on investment
    transactions                                           -0-          (19,455)
                                               --------------    --------------
  Net increase in net assets from
    operations                                     22,255,387         7,230,821

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (22,255,387)       (7,250,276)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                          (214,753,615)   (1,100,932,199)
                                               --------------    --------------
  Total decrease                                 (214,753,615)   (1,100,951,654)

NET ASSETS
  Beginning of period                           7,112,817,603     8,213,769,257
                                               --------------    --------------
  End of period                                $6,898,063,988    $7,112,817,603
                                               ==============    ==============


See notes to financial statements.


8


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: AllianceBernstein Government Reserves (the "Portfolio"), formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves, formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $1,828,146.


9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,525,296 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $10 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $8,801,629.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $6,657,802 of which $32,334 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The dividends paid by the Portfolio for the year ended June 30, 2004 is deemed to be ordinary income for federal income tax purposes. For federal income tax purposes at June 30, 2004, the Portfolio had capital loss carryforward of $19,455 expiring in 2012.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. On December 31, 2004, capital paid-in aggregated $6,898,083,443. Transactions, all at $1.00 per share, were as follows:


                                              SIX MONTHS ENDED     YEAR ENDED
                                              DECEMBER 31, 2004      JUNE 30,
                                                 (UNAUDITED)          2004
                                               ===============   ==============
Shares sold                                     2,413,520,983     5,552,585,022
Shares issued on reinvestments of dividends        22,255,387         7,250,276
Shares redeemed                                (2,650,529,985)   (6,660,767,497)
                                               ---------------   --------------
Net decrease                                     (214,753,615)   (1,100,932,199)
                                               ===============   ==============


10


FINANCIAL HIGHLIGHTS

                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS
                                            ENDED
                                         DECEMBER 31,                      YEAR ENDED JUNE 30,
                                             2004     ---------------------------------------------------------------
                                         (UNAUDITED)     2004         2003         2002         2001         2000
                                         -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                    .003         .001         .005         .015         .049         .047

LESS: DIVIDENDS
Dividends from net investment income        (.003)       (.001)       (.005)       (.015)       (.049)       (.047)
Net asset value, end of period              $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                        0.32%        0.10%        0.51%        1.49%        5.05%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                            $6,898       $7,113       $8,214       $7,800       $7,192       $5,867
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                           1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                           1.05%(c)     1.03%        1.00%        1.01%        1.01%        1.03%
  Net investment income (a)                  0.63%(c)     0.10%        0.51%        1.48%        4.89%        4.74%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.


11


                                          ALLIANCEBERNSTEIN GOVERNMENT RESERVES
_______________________________________________________________________________

ALLIANCEBERNSTEIN GOVERNMENT RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


12


                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

AllianceBernstein Government Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Government Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

SM This service mark used under license from the owner, Alliance Capital Management L.P.


ABGRSR1204

ALLIANCEBERNSTEIN TREASURY RESERVES


AllianceBernstein [LOGO](SM)
Investment Research and Management


SEMI-ANNUAL REPORT
DECEMBER 31, 2004
(UNAUDITED)

FUND EXPENSES

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                              BEGINNING           ENDING
                                            ACCOUNT VALUE      ACCOUNT VALUE       EXPENSES PAID      ANNUALIZED
                                            JULY 1, 2004     DECEMBER 31, 2004     DURING PERIOD*    EXPENSE RATIO*
--------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,002.88             $5.05              1.00%
Hypothetical (5% return before expenses)        $1,000           $1,020.16             $5.09              1.00%
--------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


1


PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              OBLIGATIONS-42.2%
              U.S. TREASURY BILLS-30.2%
$    10,000   1/06/05                               1.72-1.73%    $   9,997,602
      2,000   1/27/05                                    1.74         1,997,487
      3,000   1/13/05                                    1.75         2,998,250
     33,000   1/20/05                                    1.93        32,966,375
     61,000   2/10/05                               2.02-2.12        60,859,689
     10,000   3/03/05                                    2.11         9,964,196
     10,000   3/10/05                                    2.13         9,959,767
                                                                  -------------
                                                                    128,743,366
                                                                  -------------
              U.S. TREASURY NOTE-12.0%
     51,000   1/31/05                                    2.04        50,981,716
                                                                  -------------
              Total U.S. Government
              Obligations
              (amortized cost
              $179,725,082)                                         179,725,082
                                                                  -------------
              REPURCHASE
              AGREEMENTS-54.9%
              ABN AMRO
      5,000   2.05%, dated 12/31/04,
              due 01/13/05 in the
              amount of $5,003,701
              (cost $5,000,000;
              collateralized by
              $5,165,000 U.S. Treasury
              Bill, 0.00%, due 06/30/05,
              value $5,100,696) (a)                      2.05         5,000,000
              ABN AMRO
      8,000   2.11%, dated 11/22/04,
              due 02/10/05 in the
              amount of $8,037,511
              (cost $8,000,000;
              collateralized by
              $8,199,000 U.S. Treasury
              Bill and U.S Treasury
              Note, 0.00% to 2.75%,
              due 06/30/05 to 06/30/06,
              value $8,160,340) (a)                      2.11         8,000,000
              ABN AMRO
      7,000   2.20%, dated 12/29/04,
              due 02/24/05 in the
              amount of $7,024,383
              (cost $7,000,000;
              collateralized by
              $7,231,000 U.S. Treasury
              Bill, 0.00%, due 06/30/05,
              value $7,140,974) (a)                      2.20         7,000,000
              BANK OF AMERICA
     10,000   2.11%, dated 11/12/04,
              due 02/10/05 in the
              amount of $10,052,750
              (cost $10,000,000;
              collateralized by
              $10,143,000 U.S. Treasury
              Note, 3.25%, due
              01/15/09, value
              $10,200,057) (a)                           2.11        10,000,000
              BANK OF AMERICA
     10,000   2.24%, dated 12/15/04,
              due 02/14/05 in the
              amount of $10,037,956
              (cost $10,000,000;
              collateralized by
              $10,143,000 U.S. Treasury
              Note, 3.25%, due
              01/15/09, value
              $10,200,057) (a)                           2.24        10,000,000
              BANK OF MONTREAL
     20,000   1.96% to 2.05%, dated
              10/28/04 to 12/31/04,
              due 01/12/05 to
              01/24/05 in the amount
              of $20,054,744 (cost
              $20,000,000; collateralized
              by $19,546,000 FNMA,
              U.S. Treasury Bills, U.S.
              Treasury Bonds and U.S.
              Treasury Notes, 0.00% to
              10.375%, due 01/13/05
              to 08/15/28, value
              $20,400,169) (a)                           1.96        20,000,000
              BNP PARIBAS CORP.
     10,000   2.08%, dated 11/12/04,
              due 02/10/05 in the
              amount of $10,052,000
              (cost $10,000,000;
              collateralized by
              $10,143,000 U.S.
              Treasury Note, 3.25%,
              due 01/15/09, value
              $10,200,057) (a)                           2.08        10,000,000
              CS FIRST BOSTON CORP.
      9,000   2.20%, dated 12/14/04,
              due 02/14/05 in the
              amount of $9,034,100
              (cost $9,000,000;
              collateralized by
              $5,770,000 U.S.
              Treasury Bond, 3.875%,
              due 4/15/29, value
              $9,180,489) (a)                            2.20         9,000,000


2


                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              CS FIRST BOSTON CORP.
$    10,000   2.23%, dated 12/22/04,
              due 02/22/05 in the
              amount of $10,038,406
              (cost $10,000,000;
              collateralized by
              $6,415,000 U.S.
              Treasury Bond, 3.875%,
              due 04/15/29, value
              $10,206,731) (a)                           2.23%    $  10,000,000
              DEUTSCHE BANK
     20,000   2.21%, dated 12/14/04
              to 12/16/04, due 02/11/05
              to 02/15/05 in the amount
              of $20,073,667 (cost
              $20,000,000; collateralized
              by $20,515,000 U.S.
              Treasury Note, 2.50%,
              due 10/31/06, value
              $20,400,396) (a)                           2.21        20,000,000
              DRESDNER BANK
     10,000   1.60%, dated 12/31/04,
              due 01/03/05 in the amount
              of $10,001,333 (cost
              $10,000,000; collateralized
              by $9,825,000 U.S. Treasury
              Notes, 3.12% to 6.50%,
              due 05/15/07 to 02/15/10,
              value $10,203,914)                         1.60        10,000,000
              GOLDMAN SACHS & CO.
     20,000   2.11% to 2.20%, dated
              12/20/04 to 12/30/04, due
              01/31/05 to 02/10/05 in
              the amount of $20,050,533
              (cost $20,000,000;
              collateralized by
              $20,494,000 U.S.
              Treasury Note, 3.50%,
              due 12/15/09, value
              $20,400,721) (a)                           2.11        20,000,000
              GREENWICH CAPITAL
     10,000   2.05%, dated 12/30/04,
              due 01/13/05 in the
              amount of $10,007,972
              (cost $10,000,000;
              collateralized by
              $8,515,000 U.S.
              Treasury Note, 3.00%,
              due 07/15/12, value
              $10,200,039) (a)                           2.05        10,000,000
              GREENWICH CAPITAL
     10,000   2.20%, dated 12/16/04,
              due 02/14/05 in the
              amount of $10,036,667
              (cost $10,000,000;
              collateralized by
              $8,314,000 U.S.
              Treasury Notes, 3.00%
              to 3.375%, due 01/15/12
              to 07/15/12, value
              $10,204,939) (a)                           2.20        10,000,000
              LEHMAN BROTHERS, INC.
     10,000   2.14%, dated 12/15/04,
              due 01/18/05 in the
              amount of $10,020,211
              (cost $10,000,000;
              collateralized by
              $10,178,000 U.S.
              Treasury Notes, 2.25%
              to 3.25%, due 11/15/06
              to 01/15/09, value
              $10,199,886) (a)                           2.14        10,000,000
              LEHMAN BROTHERS, INC.
      5,000   2.20%, dated 12/29/04,
              due 02/24/05 in the
              amount of $5,017,417
              (cost $5,000,000;
              collateralized by
              $4,734,000 U.S. Treasury
              Notes, 3.00% to 6.50%,
              due 02/15/08 to 02/15/10,
              value $5,100,573) (a)                      2.20         5,000,000
              MORGAN STANLEY
     20,000   2.14% to 2.15%, dated
              12/03/04 to 12/17/04,
              due 01/18/05 to 02/03/05
              in the amount of
              $20,052,418 (cost
              $20,000,000; collateralized
              by $18,967,000 U.S.
              Treasury Note, 1.875%,
              due 07/15/13, value
              $20,415,181) (a)                           2.14        20,000,000


3


PORTFOLIO OF INVESTMENTS (CONTINUED)

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

  PRINCIPAL
   AMOUNT
    (000)     SECURITY                                  YIELD             VALUE
-------------------------------------------------------------------------------
              UBS WARBURG
$    10,000   2.15%, dated 11/16/04,
              due 02/09/05 in the
              amount of $10,050,764
              (cost $10,000,000;
              collateralized by
              $10,020,000 U.S.
              Treasury Note, 3.625%,
              due 07/15/09, value
              $10,204,041) (a)                           2.15%    $  10,000,000
              UBS WARBURG
     10,000   2.23%, dated 12/15/04,
              due 02/11/05 in the
              amount of $10,035,928
              (cost $10,000,000;
              collateralized by
              $10,020,000 U.S.
              Treasury Note, 3.625%,
              due 07/15/09, value
              $10,204,041) (a)                           2.23        10,000,000
              WACHOVIA SECURITIES LLC
     10,000   2.17%, dated 11/24/04,
              due 02/09/05 in the
              amount of $10,046,414
              (cost $10,000,000;
              collateralized by
              $10,155,000 U.S.
              Treasury Bond and U.S.
              Treasury Note, 2.375%
              to 5.25%, due 08/31/06
              to 02/15/29, value
              $10,200,294) (a)                           2.17        10,000,000
              WACHOVIA SECURITIES LLC
     10,000   2.23%, dated 12/15/04,
              due 02/10/05 in the
              amount of $10,035,308
              (cost $10,000,000;
              collateralized by
              $11,154,333 FHLB
              and FNMA, 0.00%
              to 5.00%, due 05/10/07
              to 02/01/19, value
              $10,200,001) (a)                           2.23        10,000,000
                                                                  -------------
              Total Repurchase
              Agreements
              (amortized cost
              $234,000,000)                                         234,000,000
                                                                  -------------
              TOTAL INVESTMENTS-97.1%
              (amortized cost
              $413,725,082)                                         413,725,082
              Other assets less
              liabilities-2.9%                                       12,310,476
                                                                  -------------
              NET ASSETS-100%                                     $ 426,035,558
                                                                  =============


(a)  Repurchase agreements which are terminable within 7 days.

Glossary of Terms:

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $179,725,082)         $ 179,725,082
  Repurchase agreement at value (cost $234,000,000)                 234,000,000
  Cash                                                               12,225,806
  Interest receivable                                                   635,704
  Receivable for capital stock sold                                       1,000
                                                                  -------------
  Total assets                                                      426,587,592
                                                                  -------------
LIABILITIES
  Payable for capital stock redeemed                                    206,339
  Advisory fee payable                                                  146,404
  Distribution fee payable                                               87,522
  Administrative fee payable                                             70,913
  Transfer Agent payable                                                 23,300
  Accrued expenses                                                       17,556
                                                                  -------------
  Total liabilities                                                     552,034
                                                                  -------------
NET ASSETS                                                        $ 426,035,558
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     426,024
  Additional paid-in capital                                        425,598,915
  Undistributed net investment income                                    11,955
  Accumulated net realized loss on investment transactions               (1,336)
                                                                  -------------
                                                                  $ 426,035,558
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 426,024,211 shares outstanding)                               $1.00
                                                                          =====


See notes to financial statements.


5


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $  3,446,466

EXPENSES
  Advisory fee (Note B)                           $  1,106,810
  Distribution fee (Note C)                            553,405
  Administrative services (Note C)                     365,420
  Registration fees                                    104,520
  Transfer agency (Note B)                              97,696
  Custodian fees                                        73,386
  Printing                                              25,266
  Audit fees                                             9,997
  Legal fees                                             6,622
  Trustees' fees                                         5,500
  Miscellaneous                                          9,062
                                                  ------------
  Total expenses                                     2,357,684
  Less: expenses waived and reimbursed (Note B)       (144,061)
  Less: expense offset arrangement (Note B)                 (3)
                                                  ------------
  Net expenses                                                        2,213,620
                                                                   ------------
  Net investment income                                               1,232,846

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                             (107)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  1,232,739
                                                                   ============


See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

                                                SIX MONTHS ENDED
                                               DECEMBER 31, 2004    YEAR ENDED
                                                  (UNAUDITED)     JUNE 30, 2004
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $   1,232,846    $     218,242
  Net realized loss on investment
    transactions                                          (107)          (1,229)
                                                 -------------    -------------
  Net increase in net assets from
    operations                                       1,232,739          217,013

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income                             (1,232,846)        (218,242)
  Net realized gain on investment
    transactions                                            -0-         (60,714)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                            (51,567,065)    (165,268,644)
                                                 -------------    -------------
  Total decrease                                   (51,567,172)    (165,330,587)

NET ASSETS
  Beginning of period                              477,602,730      642,933,317
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $11,955 and
    $11,955, respectively)                       $ 426,035,558    $ 477,602,730
                                                 =============    =============


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: AllianceBernstein Government Reserves, formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves (the "Portfolio"), formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2004, the reimbursement amounted to $144,061.


8


                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $37,889 for the six months ended December 31, 2004.

For the six months ended December 31, 2004, the Portfolio's expenses were reduced by $3 under an expense offset arrangement with AGIS.

On October 28, 2004, the Adviser announced that it has agreed to sell its cash management business. The Portfolio will be managed to accommodate related redemptions. Accordingly, the Adviser expects to make shorter term investments which may, depending on the yield curve, impact returns. The transaction is expected to be completed by the third quarter of 2005.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2004, the distribution fee amounted to $553,405.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2004, such payments by the Portfolio amounted to $365,420, of which $32,334 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At December 31, 2004, the Portfolio had undistributed ordinary income of $11,955. The dividends paid by the Portfolio for the year ended June 30, 2004 is deemed to be ordinary income for federal income tax purposes. For federal income tax purposes at June 30, 2004, the Portfolio had capital loss carryforward for $1,229 expiring in 2012.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2004, capital paid-in aggregated $426,024,939. Transactions, all at $1.00 per share, were as follows:


                                          SIX MONTHS ENDED      YEAR ENDED
                                          DECEMBER 31, 2004       JUNE 30,
                                             (UNAUDITED)           2004
                                           ==============     ==============
Shares sold                                   611,029,733      1,440,281,736
Shares issued on reinvestments of
  dividends and distributions                   1,232,846            278,956
Shares redeemed                              (663,829,644)    (1,605,829,336)
                                           --------------     --------------
Net decrease                                  (51,567,065)      (165,268,644)
                                           ==============     ==============


9


FINANCIAL HIGHLIGHTS

                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                      YEAR ENDED JUNE 30,
                                                2004     ---------------------------------------------------------------
                                            (UNAUDITED)      2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.003(a)    0.0005(a)      .004         .014         .046(a)      .044
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                   0.003       0.0005         .004         .014         .046         .044

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  Income                                      (0.003)     (0.0005)       (.004)       (.014)       (.046)       (.044)
Distributions from net realized gain
  on investment transactions                      -0-          -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions             (0.003)     (0.0005)       (.004)       (.014)       (.046)       (.044)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.29%        0.05%        0.43%        1.40%        4.74%        4.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                            $426,036     $477,603     $642,933     $698,715     $800,689     $785,790
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)     0.98%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%(d)     1.01%        1.00%        1.00%        1.00%        1.00%
  Net investment income                         0.56%(a)(d)  0.04%(a)     0.42%        1.41%        4.61%(a)     4.38%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $0.001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.


10


                                            ALLIANCEBERNSTEIN TREASURY RESERVES
_______________________________________________________________________________

ALLIANCEBERNSTEIN TREASURY RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
PHILIP L. KIRSTEIN, Senior Vice President and Independent Compliance Officer PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee and Governance Nominating Committee.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


11


AllianceBernstein Treasury Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Treasury Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABTRSR1204

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-----------    ----------------------

11 (b) (1)     Certification of Principal Executive Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)     Certification of Principal Financial Officer Pursuant to
               Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       Chief Executive Officer

Date:  February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       Chief Executive Officer

Date:  February 28, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  February 28, 2005


00250.0073 #462870v4